Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

September 30, 2024 (Successor)	Level 1	Level 2	Level 3
Assets:
Money market account	$27,298	$—	$—
Liabilities:
Convertible Securities Notes	$—	$—	$13,750
Convert Warrants	$—	$—	$743
PIPE Pre-funded Warrants	$—	$—	$1,722

December 31, 2023 (Predecessor)	Level 1	Level 2	Level 3
Assets:
Money market account	$24	$—	$—
Liabilities:
Legacy Adagio Convertible Notes	$—	$—	$36,430
SVB Warrants	$—	$—	$78

Schedule of assumptions used in estimating fair value of convertible promissory notes

As of December 31, 2023	Discount rate	Expected Term (years)	Risk-Free interest rate	Volatility
October 2022 Convertible Notes	36.8%	0.33	5.4%	110%
April 2023 Convertible Notes	30.6%	0.33	5.4%	110%
November 2023 Convertible Notes	30.6%	0.33	5.4%	110%

Schedule of presents changes in the Level 3 convertible promissory notes measured at fair value

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the year ended December 31, 2023 (Predecessor) (in thousands):

Year ended December 31, 2023 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	14,757
November 2023 Convertible Notes	—	5,000	4,112	9,112

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the period from January 1, 2024 to July 30, 2024 (Predecessor) (in thousands):

Period from January 1 to July 30, 2024 (Predecessor)	Balance (beginning of year)	Additions	Fair value measurement adjustments	Balance (end of year)
October 2022 Convertible Notes	$12,561	$—	$(4,304)	$8,257
April 2023 Convertible Notes	14,757	—	3,378	18,135
November 2023 Convertible Notes	9,112	3,000	(2,373)	9,739
February 2024 Convertible Notes	—	7,000	(256)	6,744
May 2024 Convertible Notes	—	3,000	685	3,685
June 2024 Convertible Notes	—	2,500	577	3,077
July 2024 Convertible Notes	—	1,000	233	1,233

Adagio Medical Inc
Schedule of Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

			Level 3
June 30, 2024 (Unaudited)	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$47,964
Common stock warrant liabilities	$—	$—	$64
Pre-funded warrant liabilities	$—	$—	$353

			Level 3
December 31, 2023	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$36,430
Common stock warrant liabilities	$—	$—	$78

The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

			Level 3
December 31, 2023	Level 1	Level 2	(As Restated)
Assets:
Money market account	$24	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$36,430
Common stock warrant liabilities	$—	$—	$78

December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$90	$—	$—
Liabilities:
Convertible notes payables	$—	$—	$9,500

Schedule of assumptions used in estimating fair value of convertible promissory notes

		Expected
		Term	Risk-Free
As of June 30, 2024 (Unaudited)	Discount rate	(years)	interest rate	Volatility
October 2022 Convertible Notes	38.70%	0.04	5.50%	385%
April 2023 Convertible Notes	31.90%	0.04	5.50%	385%
November 2023 Convertible Notes	31.90%	0.04	5.50%	385%
February 2024 Convertible Notes	31.90%	0.04	5.50%	385%
May 2024 Convertible Notes	31.90%	0.04	5.50%	385%
June 2024 Convertible Notes	31.90%	0.04	5.50%	385%

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended June 30, 2024 and December 31, 2023, respectively (in thousands):

	Balance		Fair value	Balance
	(beginning of		measurement	(end of
	period)		adjustments	period)
Six months ended June 30, 2024 (Unaudited)	(As Restated)	Additions	(As Restated)	(As Restated)
October 2022 Convertible Notes	$12,561	$—	$250	$12,811
April 2023 Convertible Notes	14,757	—	114	$14,871
November 2023 Convertible Notes	9,112	3,000	(4,114)	$7,998
February 2024 Convertible Notes	—	7,000	(217)	$6,783
May 2024 Convertible Notes	—	3,000	—	$3,000
June 2024 Convertible Notes	—	2,500	1	$2,501

			Fair value	Balance
	Balance		measurement	(end of
	(beginning of		adjustments	period)
Year ended December 31, 2023	period)	Additions	(As Restated)	(As Restated)
October 2022 Convertible Notes	$9,500	$—	$3,061	$12,561
April 2023 Convertible Notes	—	15,000	(243)	$14,757
November 2023 Convertible Notes	—	5,000	4,112	$9,112

June 30, 2024
(Unaudited)
Expected Volatility	115% - 385%
Risk Free rate	4.3% - 5.4%
Expected dividend yield	0.0%
Expected term (years)	0.3 - 8.6

April 2023 Convertible Notes	December 31, 2023
Discount rate	$30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

November 2023 Convertible Notes	December 31, 2023
Discount rate	$30.6%
Expected Term (years)	0.33
Risk-Free interest rate	5.4%
Volatility	110.0%

Schedule of presents changes in the Level 3 convertible promissory notes measured at fair value

The following table presents changes in the Level 3 warrant liabilities measured at fair value for the six months ended June 30, 2024 and year ended December 31, 2023, respectively (in thousands):

Six months ended June 30, 2024 (Unaudited)	Common Stock Warrant Liabilities
Balance (beginning of period)	$78
Additions	—
Fair value measurement adjustments	(14)
Balance (end of period)	$64

Year ended December 31, 2023	Common Stock Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78

The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	October 2022	April 2023	November 2023
	Convertible Notes	Convertible Notes	Convertible Notes
Year ended December 31, 2023	(As Restated)	(As Restated)	(As Restated)
Balance (beginning of year)	$9,500	$—	$—
Additions	—	15,000	5,000
Fair value measurement adjustments (As Restated)	3,061	(243)	4,112
Balance (end of year)	$12,561	$14,757	$9,112

October 2022
Year ended December 31, 2022	Convertible Notes
Balance (beginning of year)	$—
Additions	9,500
Fair value measurement adjustments	—
Balance (end of year)	$9,500

The Company calculated the estimated fair value of common stock warrant liabilities as of December 31, 2023, using the following assumptions:

December 31, 2023
Expected Volatility	60%‑110%
Risk Free rate	3.8%‑5.0%
Expected dividend yield	—%
Expected term (years)	0.8‑9.1

Common Stock
Year ended December 31, 2023	Warrant Liabilities
Balance (beginning of year)	$—
Additions	36
Fair value measurement adjustments	42
Balance (end of year)	$78